Financial instruments - Narrative (Details) $ in Thousands, ¥ in Millions		3 Months Ended
	Apr. 30, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Financial instruments [Line Items]
Percentage of trade and other receivables due from renegotiated portfolio			0	0
Outstanding purchase commitments			$ 141,604	$ 224,307
Guarantee deposits
Financial instruments [Line Items]
Gross receivables			$ 11,785	$ 29,966
Sichuan Dixin New Energy Co., Ltd.
Financial instruments [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	$ 10,130
Sichuan Dixin New Energy Co., Ltd. | Guarantee deposits
Financial instruments [Line Items]
Gross receivables		$ 28,152			¥ 204.5
Adjustments for increase (decrease) in deposits		$ (16,071)